UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	97.8%
AUSTRALIA	12.3%
DIVERSIFIED	2.8%
GPT Group		16,900,000	$67,548,532
Stockland		5,632,456	37,141,349
Stockland(a)		286,650	1,890,218
			106,580,099
INDUSTRIAL	1.5%
ING Industrial Fund		20,500,000	39,144,263
Macquarie Goodman Group		3,400,000	19,229,073
			58,373,336
OFFICE	2.1%
ING Office Fund		34,163,239	43,397,124
Investa Property Group		4,500,000	8,847,510
Tishman Speyer Office Fund		13,000,000	26,190,571
			78,435,205
SHOPPING CENTER	5.9%
CFS Gandel Retail Trust		16,000,000	28,739,236
Westfield Group		11,807,400	196,512,793
			225,252,029
TOTAL AUSTRALIA			468,640,669
AUSTRIA	1.0%
DIVERSIFIED
Immofinanz Immobilien Anlagen AG(a)		2,377,053	38,104,637
CANADA	0.7%
RESIDENTIAL—APARTMENT	0.4%
Boardwalk REIT		380,000	14,604,244
SHOPPING CENTER	0.3%
Primaris Retail REIT		636,455	11,202,049
TOTAL CANADA			25,806,293

		Number of Shares	Value

FINLAND	1.7%
DIVERSIFIED
Citycon Oyj		2,011,267	$15,744,362
Citycon Oyj(a)		40,000	313,123
Sponda Oyj		2,809,450	48,601,402
			64,658,887
FRANCE	4.8%
DIVERSIFIED	4.4%
Fonciere des Regions		304,376	56,867,174
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)		106,829	19,222,704
Unibail		309,246	93,725,556
			169,815,434
SHOPPING CENTER	0.4%
Mercialys Promesse		381,292	15,611,545
TOTAL FRANCE			185,426,979
GERMANY	3.9%
APARTMENT	1.9%
Gagfah SA		1,161,508	31,342,331
Patrizia Immobilien AG		1,833,218	40,945,682
			72,288,013
DIVERSIFIED	1.0%
IVG Immobilien AG		809,176	38,751,621
OFFICE	1.0%
Eurocastle Investment Ltd.		716,314	37,318,636
TOTAL GERMANY			148,358,270

		Number of Shares	Value

HONG KONG	22.1%
DIVERSIFIED	18.5%
Cheung Kong Holdings Ltd.		11,900,800	$150,635,326
Great Eagle Holdings Ltd.		15,195,000	51,534,844
Hang Lung Properties Ltd.		14,500,609	40,550,113
Henderson Land Development Company Ltd.		26,500,569	154,658,725
Hysan Development Company Ltd.		40,770,019	110,619,364
Kerry Properties Ltd.		14,528,380	74,468,755
Sun Hung Kai Properties Ltd.		6,722,665	77,693,306
Wharf Holdings Ltd.		12,898,787	47,626,544
			707,786,977
HOTEL	0.1%
Shangri-La Asia Ltd.		818,000	2,011,414
OFFICE	2.9%
Hongkong Land Holdings Ltd. (USD)		23,929,071	111,509,471
SHOPPING CENTER	0.6%
Link REIT		9,500,710	22,835,264
TOTAL HONG KONG			844,143,126
ITALY	1.6%
DIVERSIFIED	1.2%
Beni Stabili S.p.A.		27,086,998	45,230,211
SHOPPING CENTER	0.4%
Immobiliare Grande Distribuzione		2,841,095	15,778,864
TOTAL ITALY			61,009,075

		Number of Shares	Value

JAPAN	19.5%
DIVERSIFIED	16.7%
Kenedix Realty Investment Corp.		5,256	$40,811,609
Mitsubishi Estate Co., Ltd.		7,861,400	258,177,342
Mitsui Fudosan Co., Ltd.		8,460,000	248,401,222
Mori Hills REIT Investment Corp.		148	1,496,111
NTT Urban Development Corp.		11,900	27,871,690
Sumitomo Realty & Development Co., Ltd.		950,000	36,036,151
TOC Co., Ltd.		2,474,000	16,438,747
United Urban Investment Corp.		850	7,133,826
			636,366,698
RESIDENTIAL—APARTMENT	0.7%
New City Residence Investment Corp.		4,787	28,151,655
SHOPPING CENTER	2.1%
AEON Mall Co., Ltd.		1,900,200	55,793,381
Japan Retail Fund Investment Corp.		2,699	26,568,567
			82,361,948
TOTAL JAPAN			746,880,301
NETHERLANDS	3.7%
DIVERSIFIED	0.4%
Wereldhave NV		99,678	15,346,098
INDUSTRIAL	0.8%
ProLogis European Properties		1,365,272	28,360,070
OFFICE	0.5%
VastNed Offices/Industrial NV		450,805	18,692,533
SHOPPING CENTER	2.0%
Rodamco Europe NV		559,549	77,774,625
TOTAL NETHERLANDS			140,173,326

		Number of Shares	Value

NORWAY	1.2%
OFFICE
Norwegian Property ASA		3,909,914	$46,314,563
SINGAPORE	2.8%
DIVERSIFIED	2.4%
CapitaLand Ltd.		11,600,900	61,172,066
Singapore Land Ltd.		4,300,000	30,043,173
			91,215,239
OFFICE	0.4%
CapitaCommercial Trust		9,000,000	16,491,448
TOTAL SINGAPORE			107,706,687
SWEDEN	1.7%
DIVERSIFIED	0.9%
Kungsleden AB		1,900,153	34,150,943
OFFICE	0.8%
Fabege AB		1,172,046	29,457,248
TOTAL SWEDEN			63,608,191
SWITZERLAND	0.4%
DIVERSIFIED
PSP Swiss Property AG		265,010	16,138,534
UNITED KINGDOM	20.4%
DIVERSIFIED	13.1%
British Land Co., PLC		6,184,541	185,961,337
Development Securities PLC		595,897	7,504,867
Hammerson PLC		1,855,283	63,270,397
Helical Bar PLC		2,126,557	17,963,012
Land Securities Group PLC		4,673,836	196,824,463
Quintain Estates & Development PLC		1,600,000	28,195,344
			499,719,420
INDUSTRIAL	3.6%
Brixton PLC		2,339,645	23,411,690
Slough Estates PLC		7,418,508	114,452,284
			137,863,974

		Number of Shares	Value

OFFICE	2.1%
Derwent Valley Holdings PLC		1,307,726	$55,868,680
Great Portland Estates PLC		1,611,963	24,615,498
			80,484,178
SELF STORAGE	0.4%
Safestore Holdings Ltd.		2,680,794	13,241,250
SHOPPING CENTER	1.2%
Liberty International PLC		1,908,481	46,832,369
TOTAL UNITED KINGDOM			778,141,191
TOTAL COMMON STOCK (Identified cost—$3,161,975,545)			3,735,110,729
RIGHTS	0.0%
SWEDEN
OFFICE
Fabege AB, expire 4/27/07(a) (Identified cost—$0)		1,172,046	797,276

		Principal Amount

COMMERCIAL PAPER	1.5%
San Paolo U.S. Finance Co., 4.15%, due 4/2/07 (Identified cost—$55,641,585)		$55,648,000	55,641,585

TOTAL INVESTMENTS (Identified cost—$3,217,617,130)	99.3%		3,791,549,590

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7%		25,890,641

NET ASSETS	100.0%		$3,817,440,231

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

Note 1 Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund’s Board of Directors.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$584,700,962
Gross unrealized depreciation	10,768,502
Net unrealized appreciation	$573,932,460

Cost for federal income tax purposes	$3,217,617,130

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: May 30, 2007